Note 19 - Restricted Stock Unit Activity (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2015 $ / shares shares
Restricted Stock Unit Activity [Line Items]
Outstanding | shares	685,430
Granted | shares	387,187
Vested | shares	(237,957)
Forfeited | shares	(60,115)
Outstanding | shares	774,545
Outstanding | $ / shares	$ 22.15
Granted | $ / shares	14.86
Vested | $ / shares	21.73
Forfeited | $ / shares	15.74
Outstanding | $ / shares	$ 19.13